Regulatory Matters and Restrictions on Dividends (Tables)	12 Months Ended
Dec. 31, 2017
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Summary of Actual Capital Amounts and Ratios, Regulatory Capital Ratios and Basel III Minimum Requirements
The Company’s and Wilson Bank’s actual capital amounts and ratios as of December 31, 2017 and 2016, are presented in the following tables:

	Actual		Regulatory Minimum Capital Requirement with Basel III Capital Conservation Buffer		Regulatory Minimum To Be Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(dollars in thousands)
December 31, 2017
Total capital to risk weighted assets:
Consolidated	$291,395	14.2%	$189,658	9.25%	$205,036	10.0%
Wilson Bank	289,824	14.1	189,618	9.25	204,992	10.0
Tier 1 capital to risk weighted assets:
Consolidated	267,159	13.0	148,651	7.25	123,021	6.0
Wilson Bank	265,588	13.0	148,619	7.25	163,994	8.0
Common equity Tier 1 capital to risk weighted assets:
Consolidated	267,159	13.0	117,895	5.75	N/A	N/A
Wilson Bank	265,588	13.0	117,871	5.75	133,245	6.5
Tier 1 capital to average assets:
Consolidated	267,159	11.9	90,110	4.0	N/A	N/A
Wilson Bank	265,588	11.5	92,062	4.0	115,078	5.0

	Actual		Regulatory Minimum Capital Requirement with Basel III Capital Conservation Buffer		Regulatory Minimum To Be Well Capitalized
	Amount	Ratio	Amount	Ratio	Amount	Ratio
	(dollars in thousands)
December 31, 2016
Total capital to risk weighted assets:
Consolidated	$266,954	12.7%	$181,298	8.625%	$210,200	10.0%
Wilson Bank	265,142	12.6	181,496	8.625	210,430	10.0
Tier 1 capital to risk weighted assets:
Consolidated	243,897	11.6	139,295	6.625	126,154	6.0
Wilson Bank	242,085	11.5	139,462	6.625	168,407	8.0
Common Equity Tier 1 capital to risk weighted assets:
Consolidated	243,897	11.6	107,756	5.125	N/A	N/A
Wilson Bank	242,085	11.5	107,886	5.125	136,831	6.5
Tier 1 capital to average assets:
Consolidated	243,897	11.2	87,106	4.0	N/A	N/A
Wilson Bank	242,085	11.1	87,238	4.0	109,047	5.0

Basel III Requirements [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Summary of Actual Capital Amounts and Ratios, Regulatory Capital Ratios and Basel III Minimum Requirements
The Basel III minimum requirements after giving effect to the buffer as of January 1, of each year presented are as follows:

	2016	2017	2018	2019
Common Equity Tier I Ratio	5.125%	5.75%	6.375%	7.0%
Tier I Capital to Risk Weighted Assets Ratio	6.625%	7.25%	7.875%	8.5%
Total Capital to Risk Weighted Assets Ratio	8.625%	9.25%	9.875%	10.5%